American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Heritage Fund ■ NT Heritage Fund
Supplement dated February 16, 2018 Summary Prospectus dated April 10, 2017 and Prospectuses dated April 10, 2017 and March 1, 2017

The following replaces the Portfolio Managers section on page 4 of the Heritage summary prospectus and page 4 of the Heritage prospectus and page 4 of the NT Heritage prospectus.

Portfolio Managers
Rob Brookby, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2018.
Nalin Yogasundram, Portfolio Manager, has been a member of the team that manages the fund since 2013.

The following replaces The Fund Management Team section on page 8 of the prospectus for Heritage and page 7 of the prospectus for NT Heritage:
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Rob Brookby
Mr. Brookby, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2018. From 2008 to 2018, he was a portfolio manager for Putnam Investments. He has a bachelor of arts degree in economics from Northwestern University and an MBA from Harvard University.
Nalin Yogasundram
Mr. Yogasundram, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2013 as an investment analyst and became a portfolio manager in 2016. Prior to joining American Century, he was an equity analyst for T. Rowe Price. He has bachelor’s degree from the University of Arkansas, a master’s degree from Southern Methodist University and an MBA from The Wharton School of the University of Pennsylvania.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93777 1802

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement All Cap Growth Fund
Supplement dated February 16, 2018 Summary Prospectus dated March 1, 2017 and Prospectus dated March 1, 2017

The following replaces the Portfolio Managers section on page 3 of the summary prospectus and page 4 of the prospectus.
Portfolio Managers
Gregory J. Woodhams, CFA, Co-CIO, Global Growth Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2018.
Joseph Reiland, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2018.

The following replaces The Fund Management Team section on page 8 of the prospectus.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Gregory J. Woodhams
Mr. Woodhams, Co-CIO, Global Growth Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2018. He joined American Century Investments in 1997 and became a portfolio manager in 1998. He has a bachelor’s degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.
Joseph Reiland
Mr. Reiland, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2018. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2005. He has a bachelor’s degree in business administration from Washington University. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93778 1802